EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

At March 31, 2024 and December 31, 2023, property and equipment, net, is as follows:

	March 31, 2024	December 31, 2023	Estimated Useful Lives (Years)
Automobile	$41,805	$41,805	5
Laboratory Equipment	130,310	130,310	5-10
Office Equipment	7,260	7,260	5-10
Leasehold Improvements	82,739	82,739	2-5
Less: Accumulated Depreciation	(202,203)	(195,474)
Total Property and Equipment, net	$59,911	$66,640

At December 31, 2023 and December 31, 2022, property and equipment, net, is as follows:

	December 31, 2023	December 31, 2022	Estimated Useful Lives (Years)
Automobile	$41,805	$41,805	5
Laboratory Equipment	130,310	123,911	5-10
Office Equipment	7,260	7,260	5-10
Leasehold Improvements	82,739	82,739	2-5
Less: Accumulated Depreciation	(195,474)	(167,854)
Total Property and Equipment, net	$66,640	$87,861